UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6349

Name of Fund: Merrill Lynch Latin America Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 12/01/05 - 02/28/06

Item 1 - Schedule of Investments

Merrill Lynch Latin America Fund, Inc.
Schedule of Investments as of February 28, 2006                (In U.S. dollars)

                                                             Shares
Country           Industry                                     Held  Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Argentina - 3.0%  Electric Utilities - 0.1%                 300,498  Endesa Costanera SA (b)                       $       331,685
                  ----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.5%                     85,000  Ternium SA (a)(b)                                   2,001,750
                  ----------------------------------------------------------------------------------------------------------------
                  Oil - 2.4%                                 65,000  Tenaris SA (a)                                     10,409,750
                  ----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Argentina                   12,743,185
----------------------------------------------------------------------------------------------------------------------------------
Brazil - 61.1%    Airlines - 1.1%                           125,000  Gol - Linhas Aereas Inteligentes SA (a)             4,100,000
                                                             19,500  Tam SA                                                437,848
                                                                                                                   ---------------
                                                                                                                         4,537,848
                  ----------------------------------------------------------------------------------------------------------------
                  Apparel, Accessories &                 12,284,085  Empresa Nacional de Comercio Redito e
                  Luxury Goods - 0.0%                                Participacoes SA Preferred Shares (b)                 100,666
                  ----------------------------------------------------------------------------------------------------------------
                  Banks - 11.4%                             533,000  Banco Bradesco SA (a)                              22,098,180
                                                            490,000  Banco Itau Holding Financeira SA (a)               16,013,200
                                                            115,000  Uniao de Bancos Brasileiros SA (a)                 10,114,250
                                                                                                                   ---------------
                                                                                                                        48,225,630
                  ----------------------------------------------------------------------------------------------------------------
                  Beverages - 3.2%                           30,000  Cia de Bebidas das Americas (a)                     1,071,000
                                                            295,000  Cia de Bebidas das Americas Preferred
                                                                     Shares (a)                                         12,519,800
                                                                                                                   ---------------
                                                                                                                        13,590,800
                  ----------------------------------------------------------------------------------------------------------------
                  Building - Home Builders - 0.1%            66,700  Company SA                                            499,742
                  ----------------------------------------------------------------------------------------------------------------
                  Cosmetics & Toiletries - 0.9%              65,000  Natura Cosmeticos SA                                3,774,292
                  ----------------------------------------------------------------------------------------------------------------
                  Diversified Consumer Services - 0.6%       70,500  Bradespar SA                                        2,350,550
                  ----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication             238,000  Tele Norte Leste Participacoes SA                   6,218,871
                  Services - 1.5%
                  ----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 3.2%              57,042,383  AES Tiete SA                                        1,482,220
                                                             59,500  CPFL Energia SA (a)                                 2,731,050
                                                             75,500  Cia Energetica de Minas Gerais (a)                  3,922,980
                                                            187,001  EDP - Energias do Brasil SA                         2,845,077
                                                            322,400  Tractebel Energia SA                                2,634,456
                                                                                                                   ---------------
                                                                                                                        13,615,783
                  ----------------------------------------------------------------------------------------------------------------
                  Foods - 0.6%                               65,500  Perdigao SA Preferred Shares                        2,407,443
                  ----------------------------------------------------------------------------------------------------------------
                  Industrial Materials - 0.3%               362,000  Marcopolo SA                                        1,101,850
                  ----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.6%                          178,000  Porto Seguro SA                                     2,601,442
                  ----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.9%          150,000  Submarino SA                                        3,680,637
                  ----------------------------------------------------------------------------------------------------------------
                  Machinery - 0.6%                          128,600  Iochpe Maxion SA                                    1,020,731
                                                            476,302  Weg SA                                              1,706,256
                                                                                                                   ---------------
                                                                                                                         2,726,987
                  ----------------------------------------------------------------------------------------------------------------

Merrill Lynch Latin America Fund, Inc.
Schedule of Investments as of February 28, 2006                (In U.S. dollars)

                                                             Shares
Country           Industry                                     Held  Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                  Media - 0.3%                              110,000  Vivax SA (b)                                  $     1,393,351
                  ----------------------------------------------------------------------------------------------------------------
                  Medical Services - 0.1%                    15,000  Diagnosticos da America SA (b)                        371,927
                  ----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 12.6%                   205,000  Arcelor Brasil SA                                   3,069,960
                                                             84,800  Gerdau SA (a)                                       1,934,288
                                                            910,000  Companhia Vale do Rio Doce (Preference
                                                                     'A' Shares) (a)                                    37,037,000
                                                            351,000  Usinas Siderurgicas de Minas Gerais SA
                                                                     Preferred Class A                                  11,505,502
                                                                                                                   ---------------
                                                                                                                        53,546,750
                  ----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 1.9%                88,100,000  Lojas Americanas SA                                 3,770,705
                                                             80,000  Lojas Renner SA                                     4,388,668
                                                                                                                   ---------------
                                                                                                                         8,159,373
                  ----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 14.6%                         770,000  Petroleo Brasileiro SA (a)                         61,576,900
                                                             34,661  Ultrapar Participacoes SA                             559,965
                                                                                                                   ---------------
                                                                                                                        62,136,865
                  ----------------------------------------------------------------------------------------------------------------
                  Paper - 0.7%                              608,000  Klabin SA                                           1,423,554
                                                            252,000  Suzano Bahia Sul Papel e Celulose SA                1,706,354
                                                                                                                   ---------------
                                                                                                                         3,129,908
                  ----------------------------------------------------------------------------------------------------------------
                  Public Thoroughfares - 1.2%               346,900  Cia de Concessoes Rodoviarias                       3,257,010
                                                            125,000  Obrascon Huarte Lain Brasil SA (b)                  1,681,105
                                                                                                                   ---------------
                                                                                                                         4,938,115
                  ----------------------------------------------------------------------------------------------------------------
                  Real Estate - 1.2%                        216,000  Cyrela Brazil Realty SA                             3,945,755
                                                             17,000  Gafisa SA (a)(b)(e)                                   391,665
                                                             85,000  Gafisa SA (b)                                         979,162
                                                                                                                   ---------------
                                                                                                                         5,316,582
                  ----------------------------------------------------------------------------------------------------------------
                  Transportation - 1.0%                      81,700  All America Latina Logistica SA                     4,457,059
                  ----------------------------------------------------------------------------------------------------------------
                  Water - 0.5%                              182,100  Companhia de Saneamento de Minas Gerais (b)         2,148,874
                  ----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                414,500  Telesp Celular Participacoes SA (a)(f)              2,051,775
                  Services - 2.0%                       163,000,000  Tim Participacoes SA                                  666,350
                                                      1,475,817,100  Tim Participacoes SA Preferred Shares               5,694,560
                                                                                                                   ---------------
                                                                                                                         8,412,685
                  ----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Brazil                     259,444,030
----------------------------------------------------------------------------------------------------------------------------------
Chile - 4.9%      Beverages - 0.1%                           39,000  Embotelladora Andina SA Class B (a)                   577,200
                  ----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 0.5%                    46,000  Banco Santander Chile SA (a)                        2,184,540
                  ----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 1.9%                 179,000  Empresa Nacional de Electricidad SA (a)             5,656,400
                                                            204,000  Enersis SA (a)                                      2,503,080
                                                                                                                   ---------------
                                                                                                                         8,159,480
                  ----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 0.9%                 1,527,000  Centros Comerciales Sudamericanos SA                3,642,426
                  ----------------------------------------------------------------------------------------------------------------

Merrill Lynch Latin America Fund, Inc.
Schedule of Investments as of February 28, 2006                (In U.S. dollars)

                                                             Shares
Country           Industry                                     Held  Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
                  Paper - 0.5%                              188,000  Masisa SA (a)(b)                              $     1,972,120
                  ----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.3%                 1,290,000  Ripley Corp. SA (b)                                 1,221,862
                  ----------------------------------------------------------------------------------------------------------------
                  Water - 0.7%                              151,000  Inversiones Aguas Metropolitanas SA (a)(b)          2,977,237
                                                            144,000  Inversiones Aguas Metropolitanas SA (b)               141,961
                                                                                                                   ---------------
                                                                                                                         3,119,198
                  ----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Chile                       20,876,826
----------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.8%   Banks - 0.8%                              108,500  BanColombia SA (a)                                  3,559,885
                  ----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Colombia                     3,559,885
----------------------------------------------------------------------------------------------------------------------------------
Mexico - 28.2%    Airlines - 0.7%                           110,000  Grupo Aeroportuario del Pacifico, SA de CV
                                                                     (a)(b)                                              3,168,000
                  ----------------------------------------------------------------------------------------------------------------
                  Banks - 0.9%                            1,496,000  Grupo Financiero Banorte, SA de CV 'O'              3,655,985
                  ----------------------------------------------------------------------------------------------------------------
                  Beverages - 0.8%                           38,000  Fomento Economico Mexicano, SA de CV (a)            3,305,620
                  ----------------------------------------------------------------------------------------------------------------
                  Broadcasting & Cable TV - 2.2%            119,000  Grupo Televisa, SA (a)                              9,336,740
                  ----------------------------------------------------------------------------------------------------------------
                  Building - Home Builders - 2.5%         2,193,000  Corporacion GEO, SA de CV Series B (b)              8,596,752
                                                            238,000  Urbi, Desarrollos Urbanos, SA de CV (b)             1,825,002
                                                                                                                   ---------------
                                                                                                                        10,421,754
                  ----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.4%         522,000  Empresas ICA Sociedad Controladora, SA de
                                                                     CV (b)                                              1,579,633
                  ----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 5.6%             387,000  Cemex, SA de CV (a)                                23,901,120
                  ----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication             529,000  Axtel, SA de CV (b)                                 1,264,973
                  Services - 0.3%
                  ----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.2%           192,000  Alsea SA                                              652,241
                  ----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.0%                       25,500  Grupo Bimbo, SA de CV Series A                         90,454
                  ----------------------------------------------------------------------------------------------------------------
                  Household Products - 0.2%                 304,000  Kimberly-Clark de Mexico, SA de CV                  1,046,377
                  ----------------------------------------------------------------------------------------------------------------
                  Integrated Telecommunication              280,000  Telefonos de Mexico, SA de CV (a)                   6,269,200
                  Services - 1.5%
                  ----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.9%                  1,496,000  Grupo Mexico, SA de CV                              3,840,500
                  ----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 3.2%                   714,000  Controladora Comercial Mexicana, SA de CV           1,290,244
                                                          4,366,000  Wal-Mart de Mexico, SA de CV                       12,489,850
                                                                                                                   ---------------
                                                                                                                        13,780,094
                  ----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication              1,080,000  America Movil, SA de CV (a)                        37,508,400
                  Services - 8.8%
                  ----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Mexico                     119,821,091
----------------------------------------------------------------------------------------------------------------------------------

Merrill Lynch Latin America Fund, Inc.
Schedule of Investments as of February 28, 2006                (In U.S. dollars)

                                                             Shares
Country           Industry                                     Held  Common Stocks                                       Value
----------------------------------------------------------------------------------------------------------------------------------
Panama - 0.6%     Airlines - 0.6%                           103,500  Copa Holdings SA Class A (b)                  $     2,385,675
                  ----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Panama                       2,385,675
----------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.0%  Metals & Mining - 0.0%                     27,350  International Briquettes Holding (b)                        0
                  ----------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Venezuela                            0
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost - $244,384,286) - 98.6%                     418,830,692
----------------------------------------------------------------------------------------------------------------------------------

                                                         Beneficial
                                                           Interest  Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                          6,073,152  Merrill Lynch Liquidity Series, LLC
                                                                     Cash Sweep Series I, 4.42% (c)                      6,073,152
----------------------------------------------------------------------------------------------------------------------------------
                                                          1,200,000  Merrill Lynch Liquidity Series, LLC
                                                                     Money Market Series, 4.53% (c)(d)                   1,200,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $7,273,152) - 1.7%                          7,273,152
----------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments
                                                                     (Cost - $251,657,438*) - 100.3%                   426,103,844

                                                                     Liabilities in Excess of
                                                                     Other Assets - (0.3%)                              (1,354,156)
                                                                                                                   ---------------
                                                                     Net Assets - 100.0%                           $   424,749,688
                                                                                                                   ===============

* The cost and unrealized appreciation (depreciation) of investments, as of February 28, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 251,904,002
                                                                  =============
      Gross unrealized appreciation                               $ 175,668,069
      Gross unrealized depreciation                                  (1,468,227)
                                                                  -------------
      Net unrealized appreciation                                 $ 174,199,842
                                                                  =============

(a)   Depositary receipts.
(b)   Non-income producing security.

Merrill Lynch Latin America Fund, Inc.
Schedule of Investments as of February 28, 2006                (In U.S. dollars)

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net                Interest
      Affiliate                                   Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                       $ 1,112,010           $  57,700
      Merrill Lynch Liquidity Series, LLC
      Money Market Series                       $ 1,200,000           $   2,307
      --------------------------------------------------------------------------

(d)   Security was purchased with the cash proceeds from securities loans.
(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(f)   Security, or a portion of security, is on loan.
o Forward foreign exchange contracts purchased as of February 28, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign
      Currency                   Settlement                         Unrealized
      Purchased                     Date                           Depreciation
      -------------------------------------------------------------------------
      BRL 839,838                March 2006                        $     (1,252)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $394,349)         $     (1,252)
                                                                   ============

o Forward foreign exchange contracts sold as of February 28, 2006 were as follows:

      -------------------------------------------------------------------------
      Foreign                     Settlement                        Unrealized
      Currency Sold                  Date                          Depreciation
      -------------------------------------------------------------------------

      BRL 485,978                 March 2006                       $       (297)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $227,199)         $       (297)
                                                                   ============

o     Currency Abbreviations:

      BRL  Brazilian Real
      USD  U.S. Dollar

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Latin America Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Latin America Fund, Inc.

Date: April 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Latin America Fund, Inc.

Date: April 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Latin America Fund, Inc.

Date: April 20, 2006